091-08953fn

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

[redacted]

10047586

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Morgan Stanley

3. Class of New Derivative Securities Product:
Index-Linked Note

4. Name of Underlying Instrument:
MOR: S&P 500 Index; MST: S&P MidCap 400 Index; NPS: S&P 500 Index; PDJ: Dow Jones Industrial Average; PEL: S&P 500 Index; PPY: Dow Jones High Yield Select 10 Index; SBF: S&P 500 Index; SDM: S&P 500 Index; SNZ: S&P 500 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 9 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MOR, MST, NPS, PDJ, PEL, PPY, SBF, SDM, SNZ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
MOR: AMEX, ARCA, NASDAQ, NYSE; MST: AMEX, ARCA, NASDAQ, NYSE; NPS: AMEX, ARCA, NASDAQ, NYSE; PDJ: AMEX, ARCA, NASDAQ, NYSE; PEL: AMEX, ARCA, NASDAQ, NYSE; PPY: AMEX, ARCA, NYSE, NASDAQ; SBF: AMEX, ARCA, NASDAQ, NYSE; SDM: AMEX, ARCA, NYSE, NASDAQ; SNZ: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**22-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010